POST-EMPLOYMENT BENEFITS - Assumed and ultimate health care cost trend rates (Parenthetical) (Details) - yr	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Actuarial assumption, Average life expectancy	60	65